PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Oct. 31, 2023
Property, Plant and Equipment [Abstract]
Schedule of property and equipment
Schedule of property and equipment
	October 31, 2023	October 31, 2022
Vehicles	$60,702	$—
Small Equipment	$8,879	$—
Large Equipment	735,297	—
Property and Equipment, Gross	$804,878	$—
Less: accumulated depreciation	(36,940)	—
Property and Equipment, Net	$767,938	$—